FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Average exchange rate	7.89
Material cost	$ 0
Forward exchange Rate	8.80
Assets fair value	$ 3,100,000
Liabilities fair value	3,100,000
Level 1 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	5,339,000	$ 46,398,000
Level 1 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	5,339,000	46,398,000
Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Firm Commitment	3,077,000	0
Forward Contracts	(3,087,000)	0
Credit Facility	(47,000,000)	0
Level 2 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Firm Commitment	3,077,000	0
Forward Contracts	(3,087,000)	0
Credit Facility	$ (47,000,000)	$ 0